CURRENT ASSETS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Finished products | ₪			₪ 32,690	₪ 36,818
Merchandise in transit | ₪			7,209	5,059
Total Inventories | ₪			₪ 39,899	₪ 41,877
US Dollars [Member]
Disclosure of financial assets [line items]
Finished products | $		$ 9,429
Merchandise in transit | $		2,079
Total Inventories | $	[1]	$ 11,508

[1]	Convenience Translation into US Dollars.